FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Original issue discounts		$ 4,700
Subordinated term loan yield		17.05%	8.44%
Subordinated debt yield		16.57%	8.43%
Airspan [Member]
Entity Listings [Line Items]
Original issue discounts		$ 4,700
Subordinated term loan yield	17.05%
Subordinated debt yield	16.57%